Long-term Debt and Line of Credit (FY) (Details) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Jun. 30, 2020	Sep. 30, 2019	Feb. 11, 2020	Feb. 10, 2020	May 01, 2019	Sep. 30, 2018	Feb. 01, 2018	Oct. 28, 2016
Long-term Debt and Line of Credit [Abstract]
Long-term debt, gross	$ 119,685	$ 76,926
Less current portion	(8,435)	(11,124)
Less unamortized portion of debt issuance costs	(2,470)	(1,013)
Long-term debt, net	$ 108,780	64,789
Note Payable To Rambo Marine, Inc., Unsecured and Bearing Interest at 7.5% Per Annum. The Note Requires Annual Interest Payments, with a Balloon Payment of Principal Due on July 1, 2020 [Member]
Long-term Debt and Line of Credit [Abstract]
Interest rate	7.50%
Maturity date	Jul. 01, 2020
Long-term debt, gross	$ 3,133	3,133
Note Payable to Central Marine Services, Inc., Unsecured and Bearing Interest at 5.5% Per Annum. The Note Requires Monthly Interest Payments, with a Balloon Payment of Principal Due on February 1, 2022 [Member]
Long-term Debt and Line of Credit [Abstract]
Interest rate	5.50%
Maturity date	Feb. 01, 2022
Long-term debt, gross	$ 2,164	2,164
Note Payable to Ocean Blue Yacht Sales, Unsecured and Bearing Interest at 5.0% Per Annum. The Note Requires Quarterly Interest Payments, with a Balloon Payment of Principal Due on February 1, 2022 [Member]
Long-term Debt and Line of Credit [Abstract]
Interest rate	5.00%
Maturity date	Feb. 01, 2022
Long-term debt, gross	$ 1,920	1,920
Note Payable to Lab Marine, Inc., Unsecured and Bearing Interest at 6.0% Per Annum. The Note Requires Annual Interest Payments, with a Balloon Payment of Principal Due on March 1, 2021 [Member]
Long-term Debt and Line of Credit [Abstract]
Interest rate	6.00%
Maturity date	Mar. 01, 2021
Long-term debt, gross	$ 1,500	1,500
Note Payable to Slalom Shop, LLC, Unsecured and Bearing Interest at 5.0% Per Annum. The Note Requires Quarterly Interest Payments, with a Balloon Payment of Principal Due on December 1, 2021 [Member]
Long-term Debt and Line of Credit [Abstract]
Interest rate	5.00%
Maturity date	Dec. 01, 2021
Long-term debt, gross	$ 1,271	1,271
Note Payable to Bosun's Marine, Inc., Unsecured and Bearing Interest at 4.5% Per Annum. The Note Requires Annual Interest Payments with a Balloon Payment Due on June 1, 2021 [Member]
Long-term Debt and Line of Credit [Abstract]
Interest rate	4.50%
Maturity date	Jun. 01, 2021
Long-term debt, gross	$ 1,227	1,227
Note Payable to Rebo, Inc., Unsecured and Bearing Interest at 5.5% Per Annum. The Note Requires Annual Interest Payments with a Balloon Payment Due on April 1, 2021 [Member]
Long-term Debt and Line of Credit [Abstract]
Interest rate	5.50%
Maturity date	Apr. 01, 2021
Long-term debt, gross	$ 1,000	1,000
Note Payable to Texas Marine, Inc., Unsecured and Bearing Interest at 4.5% Per Annum. The Note Requires Annual Interest Payments, with a Balloon Payment of Principal Due on August 1, 2020 [Member]
Long-term Debt and Line of Credit [Abstract]
Interest rate	4.50%
Maturity date	Aug. 01, 2020
Long-term debt, gross	$ 815	815
Revolving Line of Credit [Member]
Long-term Debt and Line of Credit [Abstract]
Maturity date	Feb. 11, 2025
Line of credit			$ 10,000	$ 5,000
OneWater LLC [Member]
Long-term Debt and Line of Credit [Abstract]
Long-term debt, gross		76,926				$ 42,973
Less current portion		(11,124)				(1,890)
Less unamortized portion of debt issuance costs		(1,013)				(1,129)
Long-term debt, net		$ 64,789				39,954
OneWater LLC [Member] | Multi-Draw Term Note Payable to Goldman Sachs Specialty Lending Group, L.P. and OWM BIP Investor, LLC, Secured and Bearing Interest at 10.0% Per Annum. The Note Requires Payments of Principal and Interest, as Discussed Above, and is Due on October 28, 2021 [Member]
Long-term Debt and Line of Credit [Abstract]
Face amount of debt					$ 60,000		$ 50,000	$ 20,000
Interest rate		10.00%						10.00%
Percentage of unused line fee								0.50%
Frequency of periodic payment		Quarterly
Quarterly principal payments of aggregate principal balance								5.00%
Maturity date		Oct. 28, 2021
Long-term debt, gross		$ 58,000				28,605
OneWater LLC [Member] | Revolving Note Payable to Goldman Sachs Specialty Lending Group, L.P. and OWM BIP Investor, LLC, Secured and Bearing Interest at 10.0% Per Annum. The Note Requires Payments of Interest and Principal, as Discussed Above, and is Due on October 28, 2021 [Member]
Long-term Debt and Line of Credit [Abstract]
Interest rate		10.00%
Maturity date		Oct. 28, 2021
Long-term debt, gross		$ 0				0
OneWater LLC [Member] | Note Payable To Rambo Marine, Inc., Unsecured and Bearing Interest at 7.5% Per Annum. The Note Requires Annual Interest Payments, with a Balloon Payment of Principal Due on July 1, 2020 [Member]
Long-term Debt and Line of Credit [Abstract]
Interest rate		7.50%
Maturity date		Jul. 01, 2020
Long-term debt, gross		$ 3,133				3,133
OneWater LLC [Member] | Note Payable to Commercial Vehicle Lenders Secured by the Value of the Vehicles Bearing Interest at Rates Ranging From 0.0% to 8.9% Per Annum. The Note Requires Monthly Installment Payments of Principal and Interest Ranging from $100 to $4,690 Through July 2025 [Member]
Long-term Debt and Line of Credit [Abstract]
Frequency of periodic payment		Monthly
Maturity date		Jul. 31, 2025
Long-term debt, gross		$ 2,371				1,819
OneWater LLC [Member] | Note Payable to Commercial Vehicle Lenders Secured by the Value of the Vehicles Bearing Interest at Rates Ranging From 0.0% to 8.9% Per Annum. The Note Requires Monthly Installment Payments of Principal and Interest Ranging from $100 to $4,690 Through July 2025 [Member] | Minimum [Member]
Long-term Debt and Line of Credit [Abstract]
Interest rate		0.00%
Monthly installment payment amount		$ 100
OneWater LLC [Member] | Note Payable to Commercial Vehicle Lenders Secured by the Value of the Vehicles Bearing Interest at Rates Ranging From 0.0% to 8.9% Per Annum. The Note Requires Monthly Installment Payments of Principal and Interest Ranging from $100 to $4,690 Through July 2025 [Member] | Maximum [Member]
Long-term Debt and Line of Credit [Abstract]
Interest rate		8.90%
Monthly installment payment amount		$ 4,690
OneWater LLC [Member] | Note Payable to Central Marine Services, Inc., Unsecured and Bearing Interest at 5.5% Per Annum. The Note Requires Monthly Interest Payments, with a Balloon Payment of Principal Due on February 1, 2022 [Member]
Long-term Debt and Line of Credit [Abstract]
Interest rate		5.50%
Maturity date		Feb. 01, 2022
Long-term debt, gross		$ 2,164				0
OneWater LLC [Member] | Note Payable to Marina Mikes, LLC, Unsecured and Bearing Interest at 5.0% Per Annum. The Note Requires Annual Interest Payments, with a Balloon Payment of Principal Due on June 1, 2020 [Member]
Long-term Debt and Line of Credit [Abstract]
Interest rate		5.00%
Maturity date		Jun. 01, 2020
Long-term debt, gross		$ 2,125				2,125
OneWater LLC [Member] | Note Payable to Ocean Blue Yacht Sales, Unsecured and Bearing Interest at 5.0% Per Annum. The Note Requires Quarterly Interest Payments, with a Balloon Payment of Principal Due on February 1, 2022 [Member]
Long-term Debt and Line of Credit [Abstract]
Interest rate		5.00%
Maturity date		Feb. 01, 2022
Long-term debt, gross		$ 1,920				0
OneWater LLC [Member] | Note Payable to Lab Marine, Inc., Unsecured and Bearing Interest at 6.0% Per Annum. The Note Requires Annual Interest Payments, with a Balloon Payment of Principal Due on March 1, 2021 [Member]
Long-term Debt and Line of Credit [Abstract]
Interest rate		6.00%
Maturity date		Mar. 01, 2021
Long-term debt, gross		$ 1,500				1,500
OneWater LLC [Member] | Note Payable to Sunrise Marine, Inc. and Sunrise Marine of Alabama, Inc., Unsecured and Bearing Interest at 6.0% Per Annum. The Note Requires Annual Interest Payments, with a Balloon Payment of Principal Due on November 1, 2019 [Member]
Long-term Debt and Line of Credit [Abstract]
Interest rate		6.00%
Maturity date		Nov. 01, 2019
Long-term debt, gross		$ 1,400				1,400
OneWater LLC [Member] | Note Payable to Slalom Shop, LLC, Unsecured and Bearing Interest at 5.0% Per Annum. The Note Requires Quarterly Interest Payments, with a Balloon Payment of Principal Due on December 1, 2021 [Member]
Long-term Debt and Line of Credit [Abstract]
Interest rate		5.00%
Maturity date		Dec. 01, 2021
Long-term debt, gross		$ 1,271				0
OneWater LLC [Member] | Note Payable to Bosun's Marine, Inc., Unsecured and Bearing Interest at 4.5% Per Annum. The Note Requires Annual Interest Payments with a Balloon Payment Due on June 1, 2021 [Member]
Long-term Debt and Line of Credit [Abstract]
Interest rate		4.50%
Maturity date		Jun. 01, 2021
Long-term debt, gross		$ 1,227				1,227
OneWater LLC [Member] | Note Payable to Rebo, Inc., Unsecured and Bearing Interest at 5.5% Per Annum. The Note Requires Annual Interest Payments with a Balloon Payment Due on April 1, 2021 [Member]
Long-term Debt and Line of Credit [Abstract]
Interest rate		5.50%
Maturity date		Apr. 01, 2021
Long-term debt, gross		$ 1,000				1,000
OneWater LLC [Member] | Note Payable to Texas Marine, Inc., Unsecured and Bearing Interest at 4.5% Per Annum. The Note Requires Annual Interest Payments, with a Balloon Payment of Principal Due on August 1, 2020 [Member]
Long-term Debt and Line of Credit [Abstract]
Interest rate		4.50%
Maturity date		Aug. 01, 2020
Long-term debt, gross		$ 815				815
OneWater LLC [Member] | Note Payable to Lookout Marine, Inc., Unsecured and Bearing Interest at 4.0% Per Annum. The Note was Paid in Full During 2019 [Member]
Long-term Debt and Line of Credit [Abstract]
Interest rate		4.00%
Long-term debt, gross		$ 0				650
OneWater LLC [Member] | Note Payable to Lookout Marine, Inc., Unsecured and Bearing Interest at 4.0% Per Annum. The Note was Paid in Full During 2019 [Member]
Long-term Debt and Line of Credit [Abstract]
Interest rate		4.00%
Long-term debt, gross		$ 0				488
OneWater LLC [Member] | Note Payable to USA Marine Sales, Inc., Unsecured and Bearing Interest at 1.0% Per Annum. Repayment of the Note was Contingent upon Certain Performance Metrics that were Not met and the Note was Settled During 2019 [Member]
Long-term Debt and Line of Credit [Abstract]
Interest rate		1.00%
Long-term debt, gross		$ 0				$ 211
OneWater LLC [Member] | Revolving Line of Credit [Member]
Long-term Debt and Line of Credit [Abstract]
Interest rate								10.00%
Maturity date		Oct. 28, 2021
Line of credit								$ 5,000